STOCKHOLDERS' EQUITY (Restricted Stock Issued to Employees) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, Shares	130,000	82,352
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, Shares	30,000
Restricted shares that expired unvested	25,000
Restricted stock, award vesting period	4 years
Fair value of awards	101,400.0
Restricted Stock Award 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted, Shares	100,000
Fair value of awards	338,000.0